Cover	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Entity File Number	333-236260
Entity Registrant Name	LMP Automotive Holdings, Inc.
Entity Central Index Key	0001731727
Entity Tax Identification Number	82-3829328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 East Broward Blvd.
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33394
City Area Code	954
Local Phone Number	895-0352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LMPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false